Supplementary Financial Information (Narrative) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) customer	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Supplemental Financial Information [Line Items]
Number of largest customers | customer			2		2
Face value of life insurance policies					$ 175	$ 198
Net cash surrender values					$ 94	99
Depreciation expense as percentage of average depreciable property					2.70%
Aggregate amortization expenses	$ 27	$ 19	$ 72	$ 57	$ 76	50	$ 62
Goodwill	$ 4,740		$ 4,740		$ 4,740	$ 4,740
Trade Accounts Receivable [Member]
Supplemental Financial Information [Line Items]
Number of largest customers | customer			2		2
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					83 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					9 years
Trade Accounts Receivable [Member]
Supplemental Financial Information [Line Items]
Number of largest customers | customer					2
Trade Accounts Receivable [Member] | Customers [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage					23.00%	22.00%
Trade Accounts Receivable [Member] | Customers [Member] | Second Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage					20.00%	21.00%
Customers [Member] | Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			27.00%		23.00%
Customers [Member] | Trade Accounts Receivable [Member] | Second Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage			24.00%		20.00%